UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chevoit Value Management LLC

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   5/17/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $      204,678
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM            abt           8557   139615 SH       SOLE                135515      0  4100
Agnico-Eagle Mines Ltd         COM            aem            203     6080 SH       SOLE                  6015      0    65
Becton Dickinson & Co Com      COM            bdx           3147    40525 SH       SOLE                 39300      0  1225
Berkshire Hathaway-B           COM            084670702    21697   267372 SH       SOLE                259227      0  8145
CVS Caremark Corp.             COM            cvs           2722    60769 SH       SOLE                 58959      0  1810
Central Fund Of Canada         COM            cef          19264   877647 SH       SOLE                850862      0 26785
Chevron Corporation            COM            cvx           2936    27388 SH       SOLE                 25928      0  1460
Conocophillips                 COM            cop           3642    47915 SH       SOLE                 46335      0  1580
Golden Star Resources Ltd      COM            gss             28    15000 SH       SOLE                 15000      0     0
Johnson & Johnson              COM            jnj          10795   163663 SH       SOLE                158953      0  4710
Laboratory Corporation of Amer COM            lh            2065    22560 SH       SOLE                 21840      0   720
Leucadia National Corp         COM            luk           3925   150391 SH       SOLE                145401      0  4990
Markel Corp Holding Company    COM            mkl           3405     7584 SH       SOLE                  7270      0   314
Market Vectors Gold Miners Etf COM            gdx          30450   614655 SH       SOLE                596760      0 17895
Medtronic Inc                  COM            mdt          10152   259042 SH       SOLE                251227      0  7815
Merck & Co Inc                 COM            mrk           2932    76349 SH       SOLE                 74144      0  2205
Microsoft Corp                 COM            msft         12506   387725 SH       SOLE                376550      0 11175
Newmont Mining Corp            COM            nem          27519   536745 SH       SOLE                520810      0 15935
Pan American Silver Corp       COM            paas         10393   471121 SH       SOLE                457271      0 13850
Pfizer Incorporated            COM            pfe          14596   644562 SH       SOLE                624362      0 20200
Plum Creek Timber Reit         COM            pcl            857    20618 SH       SOLE                 18768      0  1850
Wal-Mart Stores Inc            COM            wmt          12886   210549 SH       SOLE                205939      0  4610


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